Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.9%)
Banks (25.6%)
JPMorgan Chase & Co.	4,665,303	728,161
Bank of America Corp.	11,484,936	350,176
Wells Fargo & Co.	5,874,766	261,956
Citigroup Inc.	3,093,052	142,590
US Bancorp	2,459,798	93,768
PNC Financial Services Group Inc.	640,021	85,737
Truist Financial Corp.	2,137,436	68,697
M&T Bank Corp.	266,234	34,123
Fifth Third Bancorp	1,098,559	31,803
Huntington Bancshares Inc.	2,323,450	26,162
First Citizens BancShares Inc. Class A	17,366	25,491
Regions Financial Corp.	1,503,743	25,082
Citizens Financial Group Inc.	758,186	20,676
KeyCorp	1,502,431	18,615
East West Bancorp Inc.	227,188	14,295
Webster Financial Corp.	278,353	12,484
First Horizon Corp.	896,346	11,464
New York Community Bancorp Inc.	1,161,040	10,925
Cullen/Frost Bankers Inc.	97,531	9,586
Commerce Bancshares Inc.	189,496	9,583
Comerica Inc.	211,152	9,548
Prosperity Bancshares Inc.	151,067	9,111
SouthState Corp.	121,940	9,030
Pinnacle Financial Partners Inc.	123,154	8,937
Western Alliance Bancorp	167,408	8,575
Popular Inc.	115,690	8,537
Zions Bancorp NA	238,049	8,482
Wintrust Financial Corp.	98,317	8,423
Columbia Banking System Inc.	335,152	7,517
Cadence Bank	292,950	7,338
Bank OZK	174,590	7,308
Synovus Financial Corp.	234,860	7,231
United Bankshares Inc.	216,492	7,168
Old National Bancorp	470,570	7,007
FNB Corp.	572,623	6,866
Home BancShares Inc.	306,568	6,800
Valley National Bancorp	694,046	6,316
Glacier Bancorp Inc.	178,382	5,999
First Financial Bankshares Inc.	217,967	5,722
Hancock Whitney Corp.	138,693	5,721
UMB Financial Corp.	74,062	5,307
United Community Banks Inc.	189,566	4,673

		Shares	Market Value ($000)
	Ameris Bancorp	106,042	4,515
	Associated Banc-Corp.	242,893	4,309
*	Texas Capital Bancshares Inc.	77,710	4,265
	ServisFirst Bancshares Inc.	83,122	4,253
	First BanCorp (XNYS)	283,108	4,247
	Independent Bank Corp. (XNGS)	71,217	4,061
	Cathay General Bancorp	110,615	4,057
	First Hawaiian Inc.	205,666	4,041
	International Bancshares Corp.	89,920	4,035
	CVB Financial Corp.	224,041	4,006
	Community Bank System Inc.	86,714	3,847
	WSFS Financial Corp.	98,712	3,807
	Bank of Hawaii Corp.	64,002	3,717
	Fulton Financial Corp.	260,638	3,709
	First Interstate BancSystem Inc. Class A	142,686	3,694
	Atlantic Union Bankshares Corp.	120,590	3,686
	Pacific Premier Bancorp Inc.	154,045	3,469
	BOK Financial Corp.	48,276	3,465
*	Axos Financial Inc.	90,113	3,449
*	Bancorp Inc.	86,474	3,373
	BankUnited Inc.	119,742	3,304
	Simmons First National Corp. Class A	204,753	3,274
	Seacoast Banking Corp. of Florida	136,135	3,164
	First Financial Bancorp	153,114	3,094
	Eastern Bankshares Inc.	255,016	3,050
	BancFirst Corp.	34,390	2,979
	Towne Bank	112,752	2,961
	First Merchants Corp.	95,813	2,939
	Park National Corp.	26,136	2,901
	Banc of California Inc.	239,802	2,772
	WaFd Inc.	102,435	2,738
	NBT Bancorp Inc.	75,580	2,685
	OFG Bancorp	76,708	2,574
	WesBanco Inc.	95,293	2,537
	Banner Corp.	55,013	2,483
	Renasant Corp.	90,096	2,454
	Triumph Financial Inc.	35,448	2,406
	Enterprise Financial Services Corp.	59,981	2,352
	Independent Bank Group Inc.	59,807	2,313
	Lakeland Financial Corp.	41,462	2,303
	Hilltop Holdings Inc.	77,994	2,297
	City Holding Co.	23,811	2,292
	First Commonwealth Financial Corp.	165,890	2,218
	Westamerica BanCorp	43,172	2,189
*	Customers Bancorp Inc.	48,251	2,175
	Northwest Bancshares Inc.	192,880	2,149
	Trustmark Corp.	93,345	2,139
	Pathward Financial Inc.	42,355	2,100
	First Bancorp (XNGS)	65,663	2,058
	FB Financial Corp.	60,107	2,017
	Heartland Financial USA Inc.	64,874	2,007
	National Bank Holdings Corp. Class A	60,311	1,991
	Stock Yards Bancorp Inc.	44,420	1,960
	Hope Bancorp Inc.	192,770	1,889
	First Busey Corp.	84,506	1,834
	Live Oak Bancshares Inc.	53,327	1,792
	Provident Financial Services Inc.	115,154	1,753
	TriCo Bancshares	50,897	1,752

		Shares	Market Value ($000)
	Stellar Bancorp Inc.	72,417	1,728
	Veritex Holdings Inc.	87,098	1,667
	S&T Bancorp Inc.	59,531	1,666
	Sandy Spring Bancorp Inc.	71,895	1,583
	Peoples Bancorp Inc.	53,206	1,566
	Nicolet Bankshares Inc.	21,168	1,559
	Berkshire Hills Bancorp Inc.	71,518	1,497
	Origin Bancorp Inc.	47,031	1,494
	1st Source Corp.	29,792	1,440
	Preferred Bank	22,328	1,376
	German American Bancorp Inc.	47,414	1,366
	Brookline Bancorp Inc.	143,126	1,364
	QCR Holdings Inc.	27,001	1,341
	OceanFirst Financial Corp.	95,273	1,321
	Southside Bancshares Inc.	47,748	1,310
	Lakeland Bancorp Inc.	99,158	1,229
	ConnectOne Bancorp Inc.	59,818	1,176
	Premier Financial Corp.	57,312	1,145
	First Bancshares Inc.	44,604	1,144
	Bank First Corp.	13,990	1,130
	Dime Community Bancshares Inc.	56,189	1,129
	Capitol Federal Financial Inc.	207,965	1,121
	Eagle Bancorp Inc.	46,277	1,099
	Tompkins Financial Corp.	20,002	1,060
	First Mid Bancshares Inc.	34,057	1,055
	Heritage Financial Corp.	56,523	1,007
	Old Second Bancorp Inc.	70,918	999
	Community Trust Bancorp Inc.	24,614	979
	Amerant Bancorp Inc.	47,232	978
	Byline Bancorp Inc.	48,429	968
	Univest Financial Corp.	47,168	891
	First Community Bankshares Inc.	26,874	878
*	Columbia Financial Inc.	52,052	856
	Mercantile Bank Corp.	24,506	843
	Heritage Commerce Corp.	98,117	833
	TrustCo Bank Corp. NY	30,597	821
	Hanmi Financial Corp.	49,129	818
	Great Southern Bancorp Inc.	15,715	798
	Camden National Corp.	23,481	792
*	CrossFirst Bankshares Inc.	70,272	788
	Kearny Financial Corp.	97,976	774
	HarborOne Bancorp Inc.	69,828	770
	Midland States Bancorp Inc.	34,005	768
	Central Pacific Financial Corp.	43,445	763
	Horizon Bancorp Inc.	69,973	762
	Washington Trust Bancorp Inc.	27,334	731
	First Financial Corp.	18,300	700
	Southern Missouri Bancorp Inc.	15,991	689
	Arrow Financial Corp.	27,452	677
*	Coastal Financial Corp.	17,121	669
	Cambridge Bancorp	11,179	653
	Northfield Bancorp Inc.	67,505	644
	Peapack-Gladstone Financial Corp.	25,807	641
*	Metropolitan Bank Holding Corp.	15,739	613
	Metrocity Bankshares Inc.	29,854	596
	Flushing Financial Corp.	41,101	581
	Amalgamated Financial Corp.	27,068	568
	SmartFinancial Inc.	23,072	493

		Shares	Market Value ($000)
	Capstar Financial Holdings Inc.	29,519	485
*	Carter Bankshares Inc.	38,450	482
	First Foundation Inc.	81,728	481
	Bank of Marin Bancorp	23,252	447
	Hingham Institution for Savings	2,238	365
	HomeStreet Inc.	24,273	164
			2,374,221
Capital Markets (23.0%)
	S&P Global Inc.	522,471	217,259
	Goldman Sachs Group Inc.	529,518	180,852
	BlackRock Inc.	239,775	180,126
	Morgan Stanley	1,995,995	158,362
	Charles Schwab Corp.	2,416,207	148,162
	Blackstone Inc.	1,140,380	128,145
	CME Group Inc.	577,553	126,115
	Intercontinental Exchange Inc.	918,849	104,602
	Moody's Corp.	265,249	96,805
	KKR & Co. Inc.	922,575	69,968
	MSCI Inc.	126,912	66,102
	Bank of New York Mellon Corp.	1,249,653	60,383
	Ameriprise Financial Inc.	164,938	58,307
	State Street Corp.	511,270	37,231
	T Rowe Price Group Inc.	360,002	36,047
*	Coinbase Global Inc. Class A	274,359	34,218
	Raymond James Financial Inc.	318,242	33,463
	Cboe Global Markets Inc.	169,347	30,853
	Nasdaq Inc.	551,605	30,802
	Ares Management Corp. Class A	261,932	29,402
	FactSet Research Systems Inc.	61,276	27,786
	LPL Financial Holdings Inc.	121,414	26,990
	Northern Trust Corp.	331,856	26,300
	Tradeweb Markets Inc. Class A	175,009	16,958
	MarketAxess Holdings Inc.	60,516	14,531
	Interactive Brokers Group Inc. Class A	162,993	12,687
	Franklin Resources Inc.	479,260	11,886
	Carlyle Group Inc.	346,407	11,875
	Morningstar Inc.	41,039	11,629
	SEI Investments Co.	180,098	10,566
	Stifel Financial Corp.	168,311	10,270
	Jefferies Financial Group Inc.	270,579	9,589
	Houlihan Lokey Inc.	82,368	8,873
	Evercore Inc. Class A	57,712	8,515
	Blue Owl Capital Inc.	583,985	7,872
	Invesco Ltd.	540,972	7,720
	Affiliated Managers Group Inc.	56,208	7,619
*	Robinhood Markets Inc. Class A	695,993	6,125
	Janus Henderson Group plc	213,150	5,582
	Hamilton Lane Inc. Class A	55,724	5,453
	Moelis & Co. Class A	106,913	5,073
	Piper Sandler Cos.	28,579	4,422
	Federated Hermes Inc.	133,497	4,248
	Artisan Partners Asset Management Inc. Class A	109,069	4,107
	BGC Group Inc. Class A	590,102	3,836
	PJT Partners Inc. Class A	36,799	3,314
	TPG Inc.	85,958	3,009
*	StoneX Group Inc.	44,844	2,741
	Virtu Financial Inc. Class A	144,959	2,606
	Cohen & Steers Inc.	43,426	2,540

		Shares	Market Value ($000)
*	Donnelley Financial Solutions Inc.	39,906	2,355
*,1	Freedom Holding Corp.	28,749	2,341
	Virtus Investment Partners Inc.	11,762	2,301
	StepStone Group Inc. Class A	85,652	2,194
	Victory Capital Holdings Inc. Class A	52,768	1,697
	WisdomTree Inc.	180,124	1,173
	Brightsphere Investment Group Inc.	52,111	909
*	Open Lending Corp. Class A	125,971	805
	Diamond Hill Investment Group Inc.	4,900	787
	Perella Weinberg Partners	64,840	760
	P10 Inc. Class A	74,209	757
[1]	B Riley Financial Inc.	27,790	511
	Bridge Investment Group Holdings Inc. Class A	47,017	352
	Associated Capital Group Inc. Class A	4,649	156
			2,129,024
Consumer Finance (4.0%)
	American Express Co.	1,005,599	171,726
	Capital One Financial Corp.	612,445	68,386
	Discover Financial Services	401,076	37,300
	Synchrony Financial	671,162	21,719
	Ally Financial Inc.	436,157	12,744
*	SoFi Technologies Inc.	1,451,722	10,583
	OneMain Holdings Inc.	182,625	7,725
	FirstCash Holdings Inc.	61,823	6,924
*	Credit Acceptance Corp.	11,332	5,179
	SLM Corp.	326,411	4,906
*,1	Upstart Holdings Inc.	112,775	3,018
	Navient Corp.	147,045	2,519
	Bread Financial Holdings Inc.	80,711	2,268
	Nelnet Inc. Class A	25,535	2,142
*	PROG Holdings Inc.	73,235	1,996
*	Enova International Inc.	48,357	1,992
*	Encore Capital Group Inc.	37,548	1,682
*	PRA Group Inc.	62,754	1,163
*	LendingClub Corp.	171,338	1,079
*	NerdWallet Inc. Class A	62,104	730
*	World Acceptance Corp.	5,470	610
*	Green Dot Corp. Class A	75,303	604
*	LendingTree Inc.	18,359	325
*	Curo Group Holdings Corp.	35,837	27
			367,347
Financial Services (27.7%)
*	Berkshire Hathaway Inc. Class B	2,099,820	755,935
	Visa Inc. Class A	2,279,539	585,112
	Mastercard Inc. Class A	1,350,787	558,996
*	Fiserv Inc.	979,079	127,878
*	PayPal Holdings Inc.	1,676,353	96,575
	Apollo Global Management Inc.	636,997	58,604
*	Block Inc. (XNYS)	881,765	55,930
	Fidelity National Information Services Inc.	950,812	55,756
	Global Payments Inc.	417,239	48,583
*	FleetCor Technologies Inc.	112,757	27,118
	Jack Henry & Associates Inc.	117,059	18,576
	Equitable Holdings Inc.	557,413	17,107
*	WEX Inc.	68,946	12,174
	Voya Financial Inc.	169,764	12,140
*	Affirm Holdings Inc.	346,455	11,922

		Shares	Market Value ($000)
	Essent Group Ltd.	172,175	8,323
	MGIC Investment Corp.	451,358	7,939
*	Toast Inc. Class A	527,701	7,847
	Corebridge Financial Inc.	358,261	7,534
	Western Union Co.	603,871	7,023
*	Euronet Worldwide Inc.	75,619	6,596
*	Mr Cooper Group Inc.	107,378	6,499
	Radian Group Inc.	252,775	6,499
	Jackson Financial Inc. Class A	117,567	5,611
*	Shift4 Payments Inc. Class A	81,453	5,361
	PennyMac Financial Services Inc.	68,402	5,321
*	Remitly Global Inc.	218,182	4,700
	Walker & Dunlop Inc.	53,634	4,506
*	Flywire Corp.	171,794	4,003
	EVERTEC Inc.	104,569	3,866
*	Marqeta Inc. Class A	608,727	3,865
*	NMI Holdings Inc. Class A	124,235	3,416
*	AvidXchange Holdings Inc.	242,239	2,585
	Federal Agricultural Mortgage Corp. Class C	15,084	2,502
*	NCR Atleos Corp.	106,628	2,368
*	Payoneer Global Inc.	434,121	2,249
	Compass Diversified Holdings	104,468	2,107
*	Cannae Holdings Inc.	111,525	2,003
*	Rocket Cos. Inc. Class A	180,560	1,686
*	International Money Express Inc.	52,535	1,095
	Merchants Bancorp	28,004	942
*	Repay Holdings Corp.	123,578	927
	Cass Information Systems Inc.	21,005	869
	A-Mark Precious Metals Inc.	30,265	867
*	I3 Verticals Inc. Class A	37,285	751
*	Paymentus Holdings Inc. Class A	27,367	473
	Guild Holdings Co. Class A	16,832	201
			2,562,940
Insurance (17.7%)
	Marsh & McLennan Cos. Inc.	793,240	158,188
	Progressive Corp.	939,735	154,145
	Chubb Ltd.	659,382	151,282
	Aon plc Class A (XNYS)	325,762	107,010
	Arthur J Gallagher & Co.	346,092	86,177
	American International Group Inc.	1,142,386	75,180
	Aflac Inc.	906,599	74,985
	Travelers Cos. Inc.	367,784	66,429
	MetLife Inc.	1,025,743	65,268
	Allstate Corp.	419,715	57,866
	Prudential Financial Inc.	582,715	56,978
	Willis Towers Watson plc	168,172	41,421
	Hartford Financial Services Group Inc.	490,548	38,341
*	Markel Group Inc.	20,210	29,084
	Brown & Brown Inc.	386,440	28,883
	Principal Financial Group Inc.	387,661	28,621
	Everest Group Ltd.	69,643	28,592
*	Arch Capital Group Ltd.	323,415	27,067
	Cincinnati Financial Corp.	252,567	25,961
	W R Berkley Corp.	330,352	23,967
	Loews Corp.	307,533	21,616
	Globe Life Inc.	152,016	18,718
	Fidelity National Financial Inc.	415,365	18,625
	RenaissanceRe Holdings Ltd.	82,217	17,624

		Shares	Market Value ($000)
	Reinsurance Group of America Inc.	106,323	17,337
	Assurant Inc.	85,330	14,337
	Unum Group	315,017	13,546
	American Financial Group Inc.	115,684	13,233
	Old Republic International Corp.	433,766	12,714
	Kinsale Capital Group Inc.	35,205	12,325
	Erie Indemnity Co. Class A	40,810	12,065
	Primerica Inc.	57,385	12,023
	Selective Insurance Group Inc.	97,442	9,909
	First American Financial Corp.	164,667	9,814
	RLI Corp.	65,872	8,932
	Axis Capital Holdings Ltd.	129,933	7,320
*	Ryan Specialty Holdings Inc.	158,709	7,280
	Hanover Insurance Group Inc.	57,404	7,135
	Lincoln National Corp.	272,738	6,486
	White Mountains Insurance Group Ltd.	4,119	6,310
	Assured Guaranty Ltd.	89,299	6,064
	American Equity Investment Life Holding Co.	101,608	5,605
*	Brighthouse Financial Inc.	105,244	5,476
*	Enstar Group Ltd.	18,041	4,955
	CNO Financial Group Inc.	181,221	4,802
	Kemper Corp.	102,875	4,550
*	Genworth Financial Inc. Class A	744,766	4,387
*	Goosehead Insurance Inc. Class A	34,018	2,493
*	Palomar Holdings Inc.	40,041	2,343
	Horace Mann Educators Corp.	65,666	2,197
	Stewart Information Services Corp.	44,031	2,080
	Safety Insurance Group Inc.	23,988	1,845
*	Oscar Health Inc. Class A	206,017	1,751
*	BRP Group Inc. Class A	97,354	1,703
	Mercury General Corp.	44,474	1,657
	Employers Holdings Inc.	41,121	1,575
	National Western Life Group Inc. Class A	3,222	1,545
*	SiriusPoint Ltd.	143,394	1,531
	AMERISAFE Inc.	30,999	1,493
*,1	Lemonade Inc.	83,385	1,473
*,1	Trupanion Inc.	56,015	1,441
	ProAssurance Corp.	86,829	1,074
	HCI Group Inc.	9,652	818
	United Fire Group Inc.	34,211	715
*	Skyward Specialty Insurance Group Inc.	21,218	694
*	MBIA Inc.	79,645	577
	James River Group Holdings Ltd.	60,363	542
	Donegal Group Inc. Class A	26,323	375
*	Hagerty Inc. Class A	39,909	337
*	Hippo Holdings Inc.	19,665	168
			1,639,060
Mortgage Real Estate Investment Trusts (REITs) (0.9%)
	Annaly Capital Management Inc.	789,888	14,273
	Starwood Property Trust Inc.	502,438	9,983
	AGNC Investment Corp.	974,158	8,592
	Rithm Capital Corp.	777,943	8,075
	Blackstone Mortgage Trust Inc. Class A	263,666	5,848
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	172,321	4,172
	Arbor Realty Trust Inc.	299,890	3,743
	Ready Capital Corp.	265,043	2,709
	Apollo Commercial Real Estate Finance Inc.	215,865	2,327
	Claros Mortgage Trust Inc.	179,446	2,191

		Shares	Market Value ($000)
	Two Harbors Investment Corp.	155,485	2,155
	Ladder Capital Corp.	183,115	2,053
	PennyMac Mortgage Investment Trust	137,419	1,929
	Chimera Investment Corp.	355,225	1,851
	MFA Financial Inc. REIT	163,964	1,771
	Franklin BSP Realty Trust Inc. REIT	133,261	1,743
	Brightspire Capital Inc.	211,515	1,436
[1]	ARMOUR Residential REIT Inc.	79,358	1,397
	Ellington Financial Inc.	103,744	1,349
	Redwood Trust Inc.	183,174	1,302
	New York Mortgage Trust Inc.	147,037	1,293
	KKR Real Estate Finance Trust Inc.	94,604	1,188
	Dynex Capital Inc.	85,649	980
	Ares Commercial Real Estate Corp.	79,044	794
[1]	Orchid Island Capital Inc.	85,922	633
	Invesco Mortgage Capital Inc. REIT	66,847	535
	TPG RE Finance Trust Inc.	88,097	521
	Granite Point Mortgage Trust Inc.	85,114	468
			85,311
Total Common Stocks (Cost $8,679,462)			9,157,903
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $94,945)	949,688	94,959
Total Investments (99.9%) (Cost $8,774,407)			9,252,862
Other Assets and Liabilities—Net (0.1%)			5,683
Net Assets (100.0%)			9,258,545
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,622,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,060,000 was received for securities on loan, of which $7,976,000 is held in Vanguard Market Liquidity Fund and $84,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arch Capital Group Ltd.	8/30/24	BANA	23,015	(5.331)	—	(106)
Visa Inc. Class A	8/30/24	BANA	77,004	(5.231)	—	(151)
					—	(257)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $4,715,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,157,903	—	—	9,157,903
Temporary Cash Investments	94,959	—	—	94,959
Total	9,252,862	—	—	9,252,862
Derivative Financial Instruments
Liabilities
Swap Contracts	—	257	—	257